Other income, net	12 Months Ended
Mar. 31, 2025
Expenses by nature [abstract]
Other income, net

2.16 Other income, net

Accounting policy

Other income is comprised primarily of interest income, dividend income, gain/loss on investments and exchange gain/loss on forward and options contracts and on translation of foreign currency assets and liabilities. Interest income is recognized using the effective interest method. Dividend income is recognized when the right to receive payment is established.

Functional currency and presentation currency

The functional currency of Infosys and its Indian subsidiaries and controlled trusts is the Indian rupee. The functional currencies for foreign subsidiaries are their respective local currencies. These financial statements are presented in U.S. dollars (rounded off to the nearest million) to facilitate the investors’ ability to evaluate Infosys’ performance and financial position in comparison to similar companies domiciled in other geographic locations.

Transactions and translations

Foreign currency denominated monetary assets and liabilities are translated into the relevant functional currency at exchange rates in effect at the balance sheet date. The gains or losses resulting from such translations are recognized in the consolidated statement of comprehensive income and reported within exchange gains/ (losses) on translation of assets and liabilities, net, except when deferred in Other Comprehensive Income as qualifying cash flow hedges. Non-monetary assets and non-monetary liabilities denominated in a foreign currency and measured at fair value are translated at the exchange rate prevalent at the date when the fair value was determined. Non-monetary assets and non-monetary liabilities denominated in a foreign currency and measured at historical cost are translated at the exchange rate prevalent at the date of transaction. The related revenue and expense are recognized using the same exchange rate.

Transaction gains or losses realized upon settlement of foreign currency transactions are included in determining net profit for the period in which the transaction is settled. Revenue, expense and cash-flow items denominated in foreign currencies are translated into the relevant functional currencies using the exchange rate in effect on the date of the transaction.

The translation of financial statements of the foreign subsidiaries to the presentation currency is performed for assets and liabilities using the exchange rate in effect at the balance sheet date and for revenue, expense and cash-flow items using the average exchange rate for the respective periods. The gains or losses resulting from such translation are included in currency translation reserves under other components of equity. When a subsidiary is disposed of, in full, the relevant amount is transferred to the net profit in the statement of comprehensive income. However, when a change in the parent's ownership does not result in loss of control of a subsidiary, such changes are recorded through equity.

Other Comprehensive Income, net of taxes includes translation differences on non-monetary financial assets measured at fair value at the reporting date, such as equities classified as financial instruments and measured at fair value through other comprehensive income (FVOCI).

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the exchange rate in effect at the balance sheet date.

Government grants

The Group recognizes government grants only when there is reasonable assurance that the conditions attached to them will be complied with, and the grants will be received. Government grants related to assets are treated as deferred income and are recognized in the net profit in the statement of comprehensive income on a systematic and rational basis over the useful life of the asset. Government grants related to revenue are recognized on a systematic basis in the statement of comprehensive income over the periods necessary to match them with the related costs which they are intended to compensate.

Other income consists of the following:

(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Interest income on financial assets carried at amortized cost	180	128	107
Interest income on financial assets fair valued through other comprehensive income	124	122	119
Gain / (loss) on investments carried at fair value through profit or loss	34	34	18
Interest income on income tax refund (1)	41	237	–
Exchange gains / (losses) on forward and options contracts	(24)	12	(80)
Exchange gains / (losses) on translation of other assets and liabilities	55	11	131
Others	15	24	40
	425	568	335

(1)During the year ending March 31, 2025, the Company received orders under section 250 of the Income Tax Act, 1961, from the Income Tax Authorities in India for the assessment years, 2016-17 and 2019-20. These orders confirmed the Company's position with respect to tax treatment of certain contentious matters. As a result interest, income (pre-tax) of $38 million along with corresponding tax impact was recognized.

(1) During the year ending March 31, 2024, the Company received orders under section 250 and 254 of the Income Tax Act, 1961, from the Income Tax Authorities in India for the assessment years, 2007-08 to 2015-16, 2017-18 and 2018-19. These orders confirmed the Company's position with respect to tax treatment of certain contentious matters. As a result, interest income (pre-tax) of $232 million along with the corresponding tax impact was recognized.